Average Annual Total Returns - Capital Growth Portfolio	Capital Growth Portfolio 1 Year	Capital Growth Portfolio 5 Years	Capital Growth Portfolio 10 Years	Standard & Poor's 500 Index (reflects no deduction for fees or expenses) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees or expenses) 5 Years	Standard & Poor's 500 Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	17.47%	15.96%	14.98%	18.40%	15.22%	13.88%	20.79%	15.36%	13.74%